Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Voyage related costs and commissions	$ (9,527)	$ (6,352)	$ (17,357)
Vessel operating expenses	(13,367)	(11,623)	(12,481)
General and administrative expenses	(2,996)	(3,448)	(2,508)
Allowance for credit losses	38	78	(118)
Interest and finance costs	(6,529)	(5,835)	(4,441)
Net income attributable to Pyxis Tankers Inc.	12,868	37,037	13,392
Net income	12,507	36,836	13,392
Gain from the sale of vessel, net		25,125	(466)
Loss from debt extinguishment		(379)	(34)
Loss from financial derivative instrument		(59)	555
Cash and cash equivalents & restricted cash	22,593	36,339	10,189
Inventories	1,889	957
Trade accounts receivable, net	5,040	4,964
Advance for vessel additions	170
Short-term investment in time deposits	17,000	20,000
Prepayments and other current assets	706	226
Total assets	188,881	166,313
Related Party [Member]
Segment Reporting Information [Line Items]
Vessel operating expenses	(3,779)	(3,115)	$ (3,089)
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	51,542	45,468
Voyage related costs and commissions	(9,527)	(6,352)
Vessel operating expenses	(13,367)	(11,623)
General and administrative expenses	(279)	(148)
Management fees	(1,680)	(1,488)
Depreciation and amortization of special survey costs	(7,286)	(5,891)
Allowance for credit losses	38	78
Interest and finance costs	(6,518)	(5,753)
Interest income	54
Net income attributable to Pyxis Tankers Inc.	12,977	38,978
General and administrative expenses	(2,717)	(3,300)
Interest and finance costs	(11)	(82)
Interest income	2,258	1,240
Net income	12,507	36,836
Gain from the sale of vessel, net		25,125
Loss from debt extinguishment		(379)
Loss from financial derivative instrument		(59)
Cash and cash equivalents & restricted cash	5,373	5,278
Inventories	1,889	957
Trade accounts receivable, net	5,040	4,964
Insurance claim receivable	245
Prepayments and other assets	635	202
Vessels, net	140,024	99,273
Deferred dry-dock and special survey costs	1,214	1,622
Advance for vessel additions	170
Segment assets	154,590	115,153
Cash and cash equivalents	17,220	31,061
Short-term investment in time deposits	17,000	20,000
Prepayments and other current assets	71	99
Total assets	188,881	166,313
Prepayments for vessel acquisition		2,663
Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties		194
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	38,400	43,889
Voyage related costs and commissions	(7,500)	(6,121)
Vessel operating expenses	(7,920)	(10,772)
General and administrative expenses	(98)	(120)
Management fees	(921)	(1,388)
Depreciation and amortization of special survey costs	(4,212)	(5,485)
Allowance for credit losses	38	78
Interest and finance costs	(3,491)	(5,275)
Interest income	32
Net income attributable to Pyxis Tankers Inc.	14,328	39,493
Gain from the sale of vessel, net		25,125
Loss from debt extinguishment		(379)
Loss from financial derivative instrument		(59)
Cash and cash equivalents & restricted cash	3,074	4,237
Inventories	1,150	904
Trade accounts receivable, net	4,587	4,704
Insurance claim receivable
Prepayments and other assets	414	180
Vessels, net	67,373	71,179
Deferred dry-dock and special survey costs	1,214	1,622
Advance for vessel additions
Segment assets	77,812	82,826
Prepayments for vessel acquisition
Tanker Vessels [Member] | Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	13,142	1,579
Voyage related costs and commissions	(2,027)	(231)
Vessel operating expenses	(5,447)	(851)
General and administrative expenses	(181)	(28)
Management fees	(759)	(100)
Depreciation and amortization of special survey costs	(3,074)	(406)
Allowance for credit losses
Interest and finance costs	(3,027)	(478)
Interest income	22
Net income attributable to Pyxis Tankers Inc.	(1,351)	(515)
Gain from the sale of vessel, net
Loss from debt extinguishment
Loss from financial derivative instrument
Cash and cash equivalents & restricted cash	2,299	1,041
Inventories	739	53
Trade accounts receivable, net	453	260
Insurance claim receivable	245
Prepayments and other assets	221	24
Vessels, net	72,651	28,094
Deferred dry-dock and special survey costs
Advance for vessel additions	170
Segment assets	$ 76,778	32,329
Prepayments for vessel acquisition		2,663
Dry Bulk Vessels [Member] | Reportable Subsegments [Member] | Related Party [Member]
Segment Reporting Information [Line Items]
Due from related parties		$ 194